Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended
	Apr. 16, 2021	Jun. 01, 2015	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000154799
Account Value [Line Items]
Line Graph and Table Measure Name				Spectrum Active Advantage Fund
Account Value		$ 10,000		$ 16,573	$ 13,811	$ 14,339	$ 20,159	$ 15,054	$ 12,926	$ 12,563	$ 11,111	$ 9,799	$ 9,305
C000133465
Account Value [Line Items]
Line Graph and Table Measure Name			Spectrum Low Volatility Fund
Account Value			$ 10,000	$ 19,616	17,373	16,985	17,950	16,196	13,638	12,974	12,838	11,533	10,203
C000226669
Account Value [Line Items]
Line Graph and Table Measure Name				Spectrum Unconstrained Fund
Account Value	$ 10,000			$ 11,039	9,801	9,820	10,470
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		32,332	23,712	19,497	23,066	17,742	15,408	14,780	12,535	10,568	9,155
Morningstar LSTA US Leveraged Loan 100 TR USD
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 TR USD
Account Value			$ 10,000	15,480	14,138	12,427	12,936	$ 12,128	$ 11,924	$ 11,528	$ 10,983	$ 10,501	$ 9,902
Morningstar LSTA US Leveraged Loan 100 TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan 100 TR USD
Account Value	$ 10,000			$ 12,180	$ 11,124	$ 9,778	$ 10,178